Taxation - Taxation in Consolidated Statements of Comprehensive Income (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Income tax rate	16.50%	16.50%	16.50%
PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Subsidiaries [member] | PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%